Income Taxes (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Jun. 30, 2019	Jun. 30, 2018
Hong Kong [Member]
Income Taxes (Textual)
Statutory financial statements adjusted tax rate, description		The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019.
Applicable tax rate		16.50%
United States [Member]
Income Taxes (Textual)
Loss before tax		$ 841,088	$ 17,080
Net operating loss carryforward		$ 841,088	17,080
Net operating loss carryforward expire date		Jun. 30, 2037
United States [Member] | Maximum [Member]
Income Taxes (Textual)
Corporate tax rate	35.00%
United States [Member] | Minimum [Member]
Income Taxes (Textual)
Corporate tax rate	21.00%
PRC [Member]
Income Taxes (Textual)
Corporate tax rate		25.00%
Net operating loss carryforward		$ 1,437,105	$ 17,080
Net operating loss carryforward expire date		Dec. 31, 2022